Organization and Business Operations	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization and Business Operations

1. Organization and Business Operations

Incorporation

Falcon Capital Acquisition Corp. (the "Company") was incorporated as a Delaware corporation on June 5, 2020.

Subsidiary

In connection with the proposed business combination with Sharecare, Inc., a Delaware corporation ("Sharecare") and Colin Daniel, solely in his capacity as representative of the Sharecare stockholders (the "Stockholder Representative"), the Company formed a wholly-owned subsidiary, FCAC Merger Sub Inc., a Delaware corporation ("Merger Sub"). The Merger Sub did not have any activity as of March 31, 2021. The Company has neither engaged in any operations nor generated operating revenues to date.

Sponsor

The Company's sponsor is Falcon Equity Investors LLC, a Delaware limited liability company (the "Sponsor").

Fiscal Year End

The Company has selected December 31 as its fiscal year end.

Business Purpose

The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more operating businesses ("Business Combination").

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Financing

The registration statement for the Company's initial public offering (the "Public Offering") was declared effective by the U.S. Securities and Exchange Commission ("SEC") on September 21, 2020. The Company consummated the Public Offering of 34,500,000 units, including the issuance of 4,500,000 units as a result of the underwriters' exercise of their over-allotment option in full (the "Units"), at $10.00 per Unit on September 24, 2020, generating gross proceeds of $345,000,000. Simultaneously with the closing of the Public Offering, the Company consummated the private placement (the "Private Placement") of an aggregate of 5,933,334 warrants (the "Private Placement Warrants") at a price of $1.50 per Private Placement Warrant. Upon the closing of the Public Offering and Private Placement, $345,000,000 from the net proceeds of the Public Offering and the Private Placement was placed in a U.S.-based trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee (the "Trust Account").

Trust Account

The proceeds held in the Trust Account were invested in permitted United States "government securities" within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations.

The Company's third amended and restated certificate of incorporation (the "Charter") provides that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay taxes, none of the funds held in the Trust Account will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of any of the shares of Class A common stock, par value $0.0001 per share (the "Class A Common Stock") included in the Units sold in the Public Offering properly submitted in connection with a stockholder vote to amend the Charter to modify the substance or timing of the Company's obligation to redeem 100% of the common stock included in the Units being sold in the Public Offering if the Company does not complete the Business Combination within 24 months from the closing of the Public Offering or with respect to any other material provisions relating to stockholders' rights or pre-initial Business Combination activity or (iii) the redemption of 100% of the shares of Class A Common Stock included in the Units sold in the Public Offering if the Company is unable to complete a Business Combination within 24 months from the closing of the Public Offering.

The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, or (ii) provide stockholders with the opportunity to sell their shares to the Company by means of a tender offer for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to commencement of the tender offer, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares and the related Business Combination, and instead may search for an alternate Business Combination.

If the Company holds a stockholder vote in connection with a Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the Business Combination, including interest earned on the funds held in the Trust Account but not previously released to the Company to pay taxes. As a result, such common stock will be recorded at redemption amount and classified as temporary equity upon the completion of the Public Offering, in accordance with FASB ASC 480, "Distinguishing Liabilities from Equity."

The Company has 24 months from the closing of the Public Offering to complete its Business Combination (or until September 24, 2022). If the Company does not complete a Business Combination within this period of time, it will (i) cease all operations except for the purposes of winding up, (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares for a per share pro rata portion of the Trust Account, including interest, but less income taxes payable (less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company's net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. The Sponsor and the Company's executive officers and independent directors (the "initial stockholders") entered into a letter agreement with the Company, pursuant to which they waived their rights to participate in any redemption with respect to their Founder Shares (as defined below); however, if the initial stockholders or any of the Company's officers, directors or affiliates acquire shares of Class A Common Stock, they will be entitled to a pro rata share of the Trust Account upon the Company's redemption or liquidation in the event the Company does not complete a Business Combination within the required time period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.

Business Combination

Merger Agreement

On February 10, 2021, the board of directors of the Company unanimously approved an agreement and plan of merger, dated February 12, 2021, by and among the Company, FCAC Merger Sub Inc., a wholly-owned subsidiary of the Company ("Merger Sub"), Sharecare, Inc. ("Sharecare"), and Colin Daniel, solely in his capacity as representative of the Sharecare stockholders (the "Stockholder Representative") (as may be amended and/or restated from time to time, the "Merger Agreement"). If the Merger Agreement is adopted by the Company's stockholders and the transactions under the Merger Agreement are consummated, Merger Sub will merge with and into Sharecare, after which the separate corporate existence of Merger Sub will cease and Sharecare will survive the merger as a wholly-owned subsidiary of the Company (the "Sharecare Merger"). In addition, in connection with the consummation of the Sharecare Merger, the Company will be renamed "Sharecare, Inc." and is referred to herein as "New Sharecare" as of the time following such change of name.

Sharecare, Inc. is a leading digital healthcare company that helps members consolidate and manage various components of their health in one place, regardless of where they are on their health journey.

Under the Merger Agreement, holders of Sharecare's equity interests are expected to receive $3.79 billion in aggregate consideration. At the effective time of the Sharecare Merger, Sharecare's stockholders will have the right to receive consideration in the form of cash and shares of common stock of New Sharecare, subject to proration under certain circumstances specified in the Merger Agreement. In addition, under the Merger Agreement, at the effective time of the Sharecare Merger, (i) each option to purchase shares of the Sharecare common stock granted under any Sharecare group stock plan that is outstanding and unexercised immediately prior to the effective time, whether or not then vested or exercisable, will be assumed by New Sharecare and shall be converted into an option to purchase shares of New Sharecare, (ii) each holder of Sharecare options entitled to receive New Sharecare options will also receive an additional number of contingent stock options to acquire shares of New Sharecare common stock that will vest upon the earlier of the date set forth in the corresponding New Sharecare options and, in each case with respect to one half of the additional contingent stock options, the achievement of the Earnout Conditions (as defined below), and (iii) each warrant to purchase shares of Sharecare capital stock will be converted into the right to receive a number of shares of New Sharecare common stock, in each case as further described under the Merger Agreement.

Subscription Agreements

The Company entered into subscription agreements (the "Subscription Agreements"), each dated as of February 12, 2021, with certain investors (the "PIPE Investors"), pursuant to which, among other things, we agreed to issue and sell, in private placements to close immediately prior to the Closing, an aggregate of 42,500,000 shares of FCAC Class A common stock, par value $0.0001 per share (the "FCAC Class A common stock") for a purchase price of $10.00 per share. In connection with the Closing, all of the issued and outstanding shares of FCAC Class A common stock, including the shares of FCAC Class A common stock issued to the PIPE Investors, will be exchanged, on a one-for-one basis, for shares of New Sharecare common stock.

The foregoing description of the Subscription Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the form of Subscription Agreement, a copy of which was filed as Exhibit 10.9 to our Annual Report on Form 10-K/A and as described elsewhere in the preliminary proxy statement/prospectus that we filed with the SEC on May 11, 2021.

Acquiror Support Agreement

In connection with the execution of the Merger Agreement, our Sponsor, the Company and Sharecare entered into an Agreement (the "Acquiror Support Agreement"), pursuant to which the Sponsor agreed to vote all shares of FCAC beneficially owned by it in favor of each of the proposals at the special meeting and to vote against any transaction or proposal that would reasonably be expected to result in the failure of the Business Combination from being consummated.

The Sponsor also agreed that it would not (a) sell, assign, transfer (including by operation of law), create any lien or pledge, dispose of or otherwise encumber any of our shares beneficially owned by it, (b) deposit any such shares into a voting trust or enter into a voting agreement or grant any proxy or power of attorney with respect thereto that is inconsistent with the Merger Agreement or (c) enter into any contract, option or other arrangement requiring the direct acquisition or sale, assignment, transfer or other disposition of any such shares.

In addition, our Sponsor agreed not to solicit, initiate or knowingly encourage any transaction in violation of the Merger Agreement or participate in any discussions or negotiations regarding any information with the intent to any unsolicited proposal that constitutes, or any reasonably be expected to lead to, a business combination proposal or other transaction in violation of the Merger Agreement.

The foregoing description of the Acquiror Support Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Acquiror Support Agreement, a copy of which was filed as Exhibit 10.12 to our Annual Report on Form 10-K/A and as described elsewhere in the preliminary proxy statement/prospectus that we filed with the SEC on May 11, 2021.

Sharecare Support Agreements

In connection with the execution of the Merger Agreement, certain Sharecare securityholders (the "Sharecare Supporting Securityholders") entered into a support agreement with the Company and Sharecare (the "Support Agreement"). Under the Support Agreement, each Sharecare Supporting Securityholder agreed, as promptly as reasonably practicable (and in any event within five business days) following the SEC declaring the proxy statement/prospectus relating to the approval by our securityholders of the Business Combination effective, to execute and deliver a written consent with respect to the outstanding securities of (i) Sharecare common stock and preferred stock and (ii) securities convertible into or exercisable or exchangeable for Sharecare capital stock, held by such Sharecare Supporting Securityholder adopting the Merger Agreement and approving the Business Combination. In addition, each Sharecare Supporting Securityholder agreed to voluntarily convert any convertible notes it owns into the applicable series of preferred stock in connection with the Business Combination and agreed that any warrants it owns would convert into New Sharecare common stock in connection with the Business Combination.

The shares of Sharecare common stock and preferred stock and such convertible securities that are owned by the Sharecare supporting securityholders and subject to the Support Agreements represent approximately 66.8% of the outstanding voting power of Sharecare common stock, preferred stock and securities (on an as converted basis).

The Support Agreements prohibit the Sharecare Supporting Securityholders from engaging in activities that have the effect of soliciting a competing acquisition proposal. In addition, the Support Agreements restrict the transfer of shares covered by the Support Agreements.

The foregoing description of the Support Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the form of Support Agreement, a copy of which was filed as Exhibit 10.11 to our Annual Report on Form 10-K and as described elsewhere in the preliminary proxy statement/prospectus that we filed with the SEC on May 11, 2021.

Non-Redemption Agreements

In connection with the execution of the Merger Agreement, the Company entered into non-redemption agreements (the "Non-Redemption Agreements") with certain holders of Class A common stock, pursuant to which such holders agreed not to exercise their redemption rights in connection with the Business Combination. The aggregate number of shares of our Class A common stock subject to the Non-Redemption Agreements is 4,197,245, which represents $41,972,450 of otherwise exercisable redemption rights.

The foregoing description of the Non-Redemption Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the form of Non-Redemption Agreement, a copy of which was filed as Exhibit 10.14 to our Annual Report on Form 10-K and as described elsewhere in the preliminary proxy statement/prospectus that we filed with the SEC on May 11, 2021.

Sponsor Agreement

In connection with the execution of the Merger Agreement, the Sponsor entered into a sponsor agreement (the "Sponsor Agreement") with Sharecare and us, pursuant to which our Sponsor agreed, subject to the consummation of the Business Combination, that the shares of our Class B common stock beneficially owned by it shall convert into our Class A common stock at the initial conversion ratio, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and that the Sponsor waives any additional anti-dilution adjustments to which it would otherwise be entitled pursuant to Section 4.3(b)(ii) of our certificate of incorporation.

The Sponsor Agreement provides that the Sponsor will not redeem any shares of our Class B common stock (or any shares of our Class A common stock received upon conversion of shares of our Class B common stock) that it owns in connection with the Business Combination and will not commence or participate in and take all actions necessary to opt out of any class in any class action with respect to any claim, derivative or otherwise, against us, Sharecare, any affiliate or designee of the Sponsor acting in his or her capacity as director, or any of their respective successors and assigns relating to the negotiation, execution or delivery of the Sponsor Agreement, the Merger Agreement or the consummation of the transactions contemplated in such agreements.

Our Sponsor also agreed that, at the Closing, it would deposit the Earnout Shares into the earnout escrow account and it would agree to cancel 1,284,750 shares of our Class B common stock and to transfer to a charitable foundation designated by the Company to advance its charitable objectives 428,250 shares of our Class B common stock.

The foregoing description of the Sponsor Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Sponsor Agreement, a copy of which was filed as Exhibit 10.13 to our Annual Report on Form 10-K and as described elsewhere in the preliminary proxy statement/prospectus that we filed with the SEC on May 11, 2021.

Additional information regarding Sharecare, the Sharecare Merger and the transactions is available in the preliminary proxy statement/prospectus filed with the SEC on February 16, 2021.

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act of 1933, as amended (the "Securities Act") registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the "Exchange Act")) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, we, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company's financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accountant standards used.

1. Organization and Business Operations

Incorporation

Falcon Capital Acquisition Corp. (the “Company”) was incorporated as a Delaware corporation on June 5, 2020.

Sponsor

The Company’s sponsor is Falcon Equity Investors LLC, a Delaware limited liability company (the “Sponsor”).

Fiscal Year End

The Company has selected December 31 as its fiscal year end.

Business Purpose

The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more operating businesses (“Business Combination”).

Financing

The registration statement for the Company’s initial public offering (the “Public Offering”) (as described in Note 4) was declared effective by the United States Securities and Exchange Commission (the “SEC”) on September 21, 2020. The Company consummated the Public Offering on September 24, 2020, and, simultaneously with the closing of the Public Offering, the Sponsor purchased an aggregate of 5,933,334 warrants in a private placement (as described in Note 5) for a total purchase price of approximately $8,900,000. The closing of the Public Offering included an exercise (4,500,000 units) of the over-allotment option granted to the underwriters in full.

Upon the closing of the Public Offering and the private placement, $345,000,000 was placed in a Trust Account with Continental Stock Transfer& Trust Company acting as trustee (the “Trust Account”).

Trust Account

The Trust Account can be invested in permitted United States “government securities” within the meaning of Section 2(a) (16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations.

The Company’s Charter provides that, other than the withdrawal of interest earned on the funds that may be released to the Company to pay taxes, none of the funds held in trust will be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of any of the common stock included in the Units sold in the Public Offering properly tendered in connection with a stockholder vote to amend the Company’s certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of the common stock included in the Units sold in the Public Offering if the Company does not complete the Business Combination by September 24, 2022 or with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity or (iii) the redemption of 100% of the common stock included in the Units sold in the Public Offering if the Company is unable to complete a Business Combination by September 24, 2022.

The Company, after signing a definitive agreement for a Business Combination, will either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account and not previously released to us to pay taxes, or (ii) provide stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to commencement of the tender offer, including interest earned on the funds held in the trust account and not previously released to us to pay taxes. The decision as to whether the Company will seek stockholder approval of the Business Combination or will allow stockholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek stockholder approval. If the Company seeks stockholder approval, it will complete its Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Business Combination. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares and the related Business Combination, and instead may search for an alternate Business Combination.

If the Company holds a stockholder vote in connection with a Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the Trust Account but not previously released to the Company to pay taxes. As a result, such common stock will be recorded at redemption amount and classified as temporary equity upon the completion of the Proposed Offering, in accordance with FASB, ASC 480, “Distinguishing Liabilities from Equity.”

The Company will only have until September 24, 2022 to complete its initial Business Combination. If the Company does not complete a Business Combination by September 24, 2022, it will (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares for a per share pro rata portion of the Trust Account, including interest, but less income taxes payable (less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. The Sponsor and the Company’s executive officers and independent director nominees (the “initial stockholders”) entered into a letter agreement with us, pursuant to which they have waived their rights to participate in any redemption with respect to their Founder Shares (as defined below); however, if the initial stockholders or any of the Company’s officers, directors or affiliates acquire shares of common stock in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination by September 24, 2022. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Public Offering.

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accountant standards used.

Liquidity

As of December 31, 2020, the Company had $1,121,103 in its operating bank accounts, working capital of $1,194,956, and $82,119 of interest income available in the Trust Account to pay for the Company’s tax obligations, if any. Further, the Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans.

Prior to the completion of the Public Offering, the Company’s liquidity needs have been satisfied through an advance of $25,000 from the Sponsor to cover for certain offering costs in exchange for the issuance of the Founder Shares and a $300,000 promissory note (the “Note”) issued to the Sponsor. The Company fully repaid the Note on September 28, 2020. Subsequent to the consummation of the Public Offering and Private Placement, the Company’s liquidity needs have been satisfied with the proceeds from the consummation of the Private Placement not held in the Trust Account. In addition, in order to finance transaction costs in connection with the Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 5). As of December 31, 2020, there were no amounts outstanding under any Working Capital Loan.

Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, paying for travel expenditures, and structuring, negotiating and consummating the Business Combination.